COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 1,258	¥ 1,327
Within one year [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	205	263
Between one and two years [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	83	123
Between two and three years [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	32	25
Between three and four years [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	28	24
Between four and five years [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	28	25
Thereafter [member]
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 882	¥ 867